Statement of Changes in Net Assets Available for Benefits - EBP 050 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Contributions from employer	$ 20,869,531	$ 20,692,822
Contributions from participants	48,219,670	47,299,719
Employee rollover	2,826,755	3,014,045
Interest and dividend income	8,229,906	8,526,091
Interest income – promissory notes receivable	1,263,887	1,092,463
Total additions	81,409,749	80,625,140
Deductions:
Distributions	112,055,589	118,861,012
Administrative expenses	402,428	432,905
Total deductions	112,458,017	119,293,917
Net realized and unrealized appreciation in fair value of investments	145,738,775	116,171,476
Net additions (deductions)	114,690,507	77,502,699
Net assets available for benefits at beginning of period	1,160,623,275	1,083,120,575
Net assets available for benefits at end of period	$ 1,275,313,782	$ 1,160,623,275